Accumulated Other Comprehensive Loss - Schedule of Details about Reclassifications from Other Comprehensive Loss (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ (2,000,000)	$ 3,000,000
Income before income taxes	(167,000,000)	(2,000,000)
Income tax expense	(1,000,000)	0
Total reclassifications for the period, net of tax	(168,000,000)	(2,000,000)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification from accumulated other comprehensive loss
Income tax expense	0	0
Total reclassifications for the period, net of tax	(3,000,000)	1,000,000
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustment
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	(4,000,000)	0
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits adjustments net of tax
Reclassification from accumulated other comprehensive loss
Income before income taxes	(3,000,000)	1,000,000
Reclassification out of Accumulated Other Comprehensive Income | Actuarial loss
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	1,000,000	1,000,000
Reclassification out of Accumulated Other Comprehensive Income | Prior service credit
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 0	$ 0